Simcere Pharmaceutical Group (parent company)	12 Months Ended
Dec. 31, 2012
Simcere Pharmaceutical Group (parent company)
Simcere Pharmaceutical Group (parent company)

22                                  Simcere Pharmaceutical Group (parent company)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

As of December 31, 2011 and 2012, RMB213,622 and RMB228,550 (US$36,685) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB1,117,665 and RMB1,269,613 (US$203,787)  as of December 31, 2011 and 2012, respectively.

The following presents condensed unconsolidated financial information of the parent company only.

Condensed Balance Sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash	13,487	11,667	1,873
Other current assets	1,022	1,499	240
Due from subsidiaries	555,885	432,643	69,444
Investment in subsidiaries	1,509,755	1,592,867	255,673
Total assets	2,080,149	2,038,676	327,230

Due to subsidiaries	23,522	23,524	3,776
Other current liability	446	3,026	486
Total shareholders’ equity	2,056,181	2,012,126	322,968
Total liabilities and equity	2,080,149	2,038,676	327,230

Condensed Statements of operations

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Equity in earnings of subsidiaries	206,451	211,712	81,966	13,156
Operating expense	(34,797)	(33,737)	(25,963)	(4,167)
Interest income	1	1	2	—
Foreign currency exchange loss, net	(327)	(612)	(54)	(9)
Other income	1,083	1,025	1,006	162
Earnings before income taxes	172,411	178,389	56,957	9,142
Income taxes	—	—	—	—
Net income	172,411	178,389	56,957	9,142

Condensed Statements of Cash Flows

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(786)	(3,668)	(2,370)	(380)
Net cash (used in) provided by financing activities	(4,582)	4,407	575	92
Effect of exchange rate changes on cash and cash equivalent	(486)	(1,315)	(25)	(4)
Net decrease in cash	(5,854)	(576)	(1,820)	(292)
Cash at the beginning of the year	19,917	14,063	13,487	2,165
Cash at the end of the year	14,063	13,487	11,667	1,873